Cover	Aug. 22, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 22, 2023
Entity File Number	000-56297
Entity Registrant Name	ZEUUS, INC.
Entity Central Index Key	0001687926
Entity Tax Identification Number	37-1830331
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	9th Floor
Entity Address, Address Line Two	31 West 27th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(888)
Local Phone Number	469-3887
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false